Retail Shares | AllianceBernstein Bond Inflation Strategy
ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 28 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 98 of the Strategies' Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retail Shares AllianceBernstein Bond Inflation Strategy	CLASS A	CLASS C		ADVISOR CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Shares AllianceBernstein Bond Inflation Strategy		CLASS A	CLASS C	ADVISOR CLASS
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Transfer Agent		0.51%	0.35%	0.37%
Interest Expense		0.05%	0.05%	0.05%
Other Expenses		3.27%	2.90%	3.58%
Total Other Expenses		3.83%	3.30%	4.00%
Total Annual Strategy Operating Expenses		4.63%	4.80%	4.50%
Fee Waiver and/or Expense Reimbursement	[1]	(3.83%)	(3.30%)	(4.00%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.50%	0.50%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retail Shares AllianceBernstein Bond Inflation Strategy (USD $)	CLASS A	CLASS C	ADVISOR CLASS
After 1 Year	503	253	51
After 3 Years	1,431	1,148	996
After 5 Years	2,365	2,148	1,951
After 10 Years	4,731	4,664	4,380

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption Retail Shares AllianceBernstein Bond Inflation Strategy (USD $)	CLASS A	CLASS C	ADVISOR CLASS
After 1 Year	503	153	51
After 3 Years	1,431	1,148	996
After 5 Years	2,365	2,148	1,951
After 10 Years	4,731	4,664	4,380

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may also invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Retail Shares | AllianceBernstein Municipal Bond Inflation Strategy
ALLIANCEBERNSTEIN MUNICIPAL BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 28 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 98 of the Strategies' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retail Shares AllianceBernstein Municipal Bond Inflation Strategy	CLASS A	CLASS C		ADVISOR CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Shares AllianceBernstein Municipal Bond Inflation Strategy		CLASS A	CLASS C	ADVISOR CLASS
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Transfer Agent		0.08%	0.07%	0.08%
Other Expenses		1.27%	1.19%	0.99%
Total Other Expenses		1.35%	1.26%	1.07%
Total Annual Strategy Operating Expenses		2.15%	2.76%	1.57%
Fee Waiver and/or Expense Reimbursement	[1]	(1.35%)	(1.26%)	(1.07%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.50%	0.50%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retail Shares AllianceBernstein Municipal Bond Inflation Strategy (USD $)	CLASS A	CLASS C	ADVISOR CLASS
After 1 Year	379	253	51
After 3 Years	826	737	391
After 5 Years	1,299	1,347	754
After 10 Years	2,605	2,998	1,776

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption Retail Shares AllianceBernstein Municipal Bond Inflation Strategy (USD $)	CLASS A	CLASS C	ADVISOR CLASS
After 1 Year	379	153	51
After 3 Years	826	737	391
After 5 Years	1,299	1,347	754
After 10 Years	2,605	2,998	1,776

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond ("TOB") transactions. The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

PRINCIPAL RISKS
.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

 .  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Retail Shares | AllianceBernstein Real Asset Strategy
ALLIANCEBERNSTEIN REAL ASSET STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE STRATEGY

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 28 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 98 of the Strategies' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retail Shares AllianceBernstein Real Asset Strategy	CLASS A	CLASS C		ADVISOR CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Shares AllianceBernstein Real Asset Strategy		CLASS A	CLASS C	ADVISOR CLASS
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Transfer Agent		2.13%	4.15%	2.97%
Other Expenses		4.50%	5.31%	5.17%
Total Other Expenses		6.63%	9.46%	8.14%
Total Annual Strategy Operating Expenses		7.68%	11.21%	8.89%
Fee Waiver and/or Expense Reimbursement	[1]	(6.63%)	(9.46%)	(8.14%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.75%	0.75%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retail Shares AllianceBernstein Real Asset Strategy (USD $)	CLASS A	CLASS C	ADVISOR CLASS
After 1 Year	528	278	77
After 3 Years	2,016	2,351	1,859
After 5 Years	3,425	4,263	3,505
After 10 Years	6,631	8,096	7,092

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption Retail Shares AllianceBernstein Real Asset Strategy (USD $)	CLASS A	CLASS C	ADVISOR CLASS
After 1 Year	528	178	77
After 3 Years	2,016	2,351	1,859
After 5 Years	3,425	4,263	3,505
After 10 Years	6,631	8,096	7,092

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Retirement Shares | AllianceBernstein Bond Inflation Strategy
ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retirement Shares AllianceBernstein Bond Inflation Strategy	CLASS A		CLASS R	CLASS K	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the Statement of Additional Information, or SAI.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Shares AllianceBernstein Bond Inflation Strategy		CLASS A	CLASS R	CLASS K	CLASS I
Management Fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Transfer Agent		0.51%	0.06%	0.17%	0.03%
Interest Expense		0.05%	0.05%	0.05%	0.04%
Other Expenses		3.27%	4.63%	2.56%	4.62%
Total Other Expenses		3.83%	4.74%	2.78%	4.69%
Total Annual Strategy Operating Expenses		4.63%	5.74%	3.53%	5.19%
Fee Waiver and/or Expense Reimbursement	[1]	(3.83%)	(4.74%)	(2.78%)	(4.70%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.00%	0.75%	0.49%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retirement Shares AllianceBernstein Bond Inflation Strategy (USD $)	CLASS A	CLASS R	CLASS K	CLASS I
After 1 Year	82	102	77	50
After 3 Years	1,050	1,287	823	1,133
After 5 Years	2,026	2,455	1,592	2,212
After 10 Years	4,497	5,299	3,616	4,890

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerableto changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Retirement Shares | AllianceBernstein Real Asset Strategy
ALLIANCEBERNSTEIN REAL ASSET STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Retirement Shares AllianceBernstein Real Asset Strategy	CLASS A		CLASS R	CLASS K	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the SAI.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retirement Shares AllianceBernstein Real Asset Strategy		CLASS A	CLASS R	CLASS K	CLASS I
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Transfer Agent		2.13%	0.25%	0.23%	0.20%
Other Expenses		4.50%	7.16%	7.16%	7.16%
Total Other Expenses		6.63%	7.41%	7.39%	7.36%
Total Annual Strategy Operating Expenses		7.68%	8.66%	8.39%	8.11%
Fee Waiver and/or Expense Reimbursement	[1]	(6.63%)	(7.41%)	(7.39%)	(7.36%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.25%	1.00%	0.75%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Retirement Shares AllianceBernstein Real Asset Strategy (USD $)	CLASS A	CLASS R	CLASS K	CLASS I
After 1 Year	107	127	102	77
After 3 Years	1,661	1,859	1,788	1,715
After 5 Years	3,133	3,466	3,363	3,254
After 10 Years	6,482	6,997	6,854	6,700

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year

Institutional Shares | AllianceBernstein Bond Inflation Strategy
ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Shares AllianceBernstein Bond Inflation Strategy Class 2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares AllianceBernstein Bond Inflation Strategy Class 2
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Transfer Agent		0.03%
Interest Expense		0.04%
Other Expenses		4.61%
Total Other Expenses		4.68%
Total Annual Strategy Operating Expenses		5.18%
Fee Waiver and/or Expense Reimbursement	[1]	(4.69%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.49%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Institutional Shares AllianceBernstein Bond Inflation Strategy Class 2
After 1 Year	50
After 3 Years	1,131
After 5 Years	2,208
After 10 Years	4,883

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples,
affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may also invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Institutional Shares | AllianceBernstein Municipal Bond Inflation Strategy
ALLIANCEBERNSTEIN MUNICIPAL BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Shares AllianceBernstein Municipal Bond Inflation Strategy CLASS 2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares AllianceBernstein Municipal Bond Inflation Strategy CLASS 2
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Transfer Agent		0.03%
Other Expenses		2.08%
Total Other Expenses		2.11%
Total Annual Strategy Operating Expenses		2.61%
Fee Waiver and/or Expense Reimbursement	[1]	(2.11%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Institutional Shares AllianceBernstein Municipal Bond Inflation Strategy CLASS 2
After 1 Year	51
After 3 Years	610
After 5 Years	1,195
After 10 Years	2,786

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond ("TOB") transactions. The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Institutional Shares | AllianceBernstein Real Asset Strategy
ALLIANCEBERNSTEIN REAL ASSET STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Shares AllianceBernstein Real Asset Strategy CLASS 2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares AllianceBernstein Real Asset Strategy CLASS 2
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Transfer Agent		0.23%
Other Expenses		7.16%
Total Other Expenses		7.39%
Total Annual Strategy Operating Expenses		8.14%
Fee Waiver and/or Expense Reimbursement	[1]	(7.39%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Institutional Shares AllianceBernstein Real Asset Strategy CLASS 2
After 1 Year	77
After 3 Years	1,721
After 5 Years	3,264
After 10 Years	6,716

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivative transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivativeS in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Private Client | AllianceBernstein Bond Inflation Strategy
ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Private Client AllianceBernstein Bond Inflation Strategy	Class 1	Class 2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Private Client AllianceBernstein Bond Inflation Strategy		Class 1	Class 2
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.10%	none
Transfer Agent		0.13%	0.03%
Interest Expense		0.03%	0.04%
Other Expenses		4.53%	4.61%
Total Other Expenses		4.69%	4.68%
Total Annual Strategy Operating Expenses		5.29%	5.18%
Fee Waiver and/or Expense Reimbursement	[1]	(4.71%)	(4.69%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.58%	0.49%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Private Client AllianceBernstein Bond Inflation Strategy (USD $)	Class 1	Class 2
After 1 Year	59	50
After 3 Years	1,161	1,131
After 5 Years	2,256	2,208
After 10 Years	4,966	4,883

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may also invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value ofmoney. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Private Client | AllianceBernstein Municipal Bond Inflation Strategy
ALLIANCEBERNSTEIN MUNICIPAL BOND INFLATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Private Client AllianceBernstein Municipal Bond Inflation Strategy	CLASS 1	CLASS 2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	none
Exchange Fee	none	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Private Client AllianceBernstein Municipal Bond Inflation Strategy		CLASS 1	CLASS 2
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.10%	none
Transfer Agent		0.03%	0.03%
Other Expenses		2.07%	2.08%
Total Other Expenses		2.10%	2.11%
Total Annual Strategy Operating Expenses		2.70%	2.61%
Fee Waiver and/or Expense Reimbursement	[1]	(2.10%)	(2.11%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60%	0.50%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Private Client AllianceBernstein Municipal Bond Inflation Strategy (USD $)	CLASS 1	CLASS 2
After 1 Year	61	51
After 3 Years	638	610
After 5 Years	1,242	1,195
After 10 Years	2,877	2,786

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond ("TOB") transactions. The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities  or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.

Private Client | AllianceBernstein Real Asset Strategy
ALLIANCEBERNSTEIN REAL ASSET STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Private Client AllianceBernstein Real Asset Strategy CLASS 1
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Private Client AllianceBernstein Real Asset Strategy CLASS 1
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Transfer Agent		0.21%
Other Expenses		7.18%
Total Other Expenses		7.39%
Total Annual Strategy Operating Expenses		8.39%
Fee Waiver and/or Expense Reimbursement	[1]	(7.39%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Private Client AllianceBernstein Real Asset Strategy CLASS 1
After 1 Year	102
After 3 Years	1,788
After 5 Years	3,363
After 10 Years	6,854

PORTFOLIO TURNOVER

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

PERFORMANCE INFORMATION
No performance information is available for the Strategy because it has not yet been in operation for a full calendar year

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000003794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Retail Shares | AllianceBernstein Bond Inflation Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.51%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.27%
Total Other Expenses	rr_OtherExpensesOverAssets	3.83%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	4.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
After 1 Year	rr_ExpenseExampleYear01	503
After 3 Years	rr_ExpenseExampleYear03	1,431
After 5 Years	rr_ExpenseExampleYear05	2,365
After 10 Years	rr_ExpenseExampleYear10	4,731
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,431
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,365
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,731
Retail Shares | AllianceBernstein Bond Inflation Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.35%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.90%
Total Other Expenses	rr_OtherExpensesOverAssets	3.30%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	4.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.30%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
After 1 Year	rr_ExpenseExampleYear01	253
After 3 Years	rr_ExpenseExampleYear03	1,148
After 5 Years	rr_ExpenseExampleYear05	2,148
After 10 Years	rr_ExpenseExampleYear10	4,664
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,148
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,148
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,664
Retail Shares | AllianceBernstein Bond Inflation Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.37%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.58%
Total Other Expenses	rr_OtherExpensesOverAssets	4.00%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	4.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.00%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
After 1 Year	rr_ExpenseExampleYear01	51
After 3 Years	rr_ExpenseExampleYear03	996
After 5 Years	rr_ExpenseExampleYear05	1,951
After 10 Years	rr_ExpenseExampleYear10	4,380
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	996
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,951
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,380
Retail Shares | AllianceBernstein Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 28 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 98 of the Strategies' Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may also invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase,which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Retail Shares | AllianceBernstein Municipal Bond Inflation Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.27%
Total Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
After 1 Year	rr_ExpenseExampleYear01	379
After 3 Years	rr_ExpenseExampleYear03	826
After 5 Years	rr_ExpenseExampleYear05	1,299
After 10 Years	rr_ExpenseExampleYear10	2,605
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	379
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	826
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
Retail Shares | AllianceBernstein Municipal Bond Inflation Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.19%
Total Other Expenses	rr_OtherExpensesOverAssets	1.26%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
After 1 Year	rr_ExpenseExampleYear01	253
After 3 Years	rr_ExpenseExampleYear03	737
After 5 Years	rr_ExpenseExampleYear05	1,347
After 10 Years	rr_ExpenseExampleYear10	2,998
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	737
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,347
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,998
Retail Shares | AllianceBernstein Municipal Bond Inflation Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.99%
Total Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
After 1 Year	rr_ExpenseExampleYear01	51
After 3 Years	rr_ExpenseExampleYear03	391
After 5 Years	rr_ExpenseExampleYear05	754
After 10 Years	rr_ExpenseExampleYear10	1,776
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	51
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	391
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	754
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,776
Retail Shares | AllianceBernstein Municipal Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN MUNICIPAL BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 28 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 98 of the Strategies' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond ("TOB") transactions. The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

 .  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Retail Shares | AllianceBernstein Real Asset Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	2.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.50%
Total Other Expenses	rr_OtherExpensesOverAssets	6.63%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[4]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	528
After 3 Years	rr_ExpenseExampleYear03	2,016
After 5 Years	rr_ExpenseExampleYear05	3,425
After 10 Years	rr_ExpenseExampleYear10	6,631
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	528
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,016
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,425
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,631
Retail Shares | AllianceBernstein Real Asset Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	4.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.31%
Total Other Expenses	rr_OtherExpensesOverAssets	9.46%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	11.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.46%)	[4]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	278
After 3 Years	rr_ExpenseExampleYear03	2,351
After 5 Years	rr_ExpenseExampleYear05	4,263
After 10 Years	rr_ExpenseExampleYear10	8,096
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,351
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,263
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,096
Retail Shares | AllianceBernstein Real Asset Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	2.97%
Other Expenses	rr_Component2OtherExpensesOverAssets	5.17%
Total Other Expenses	rr_OtherExpensesOverAssets	8.14%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.14%)	[4]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	1,859
After 5 Years	rr_ExpenseExampleYear05	3,505
After 10 Years	rr_ExpenseExampleYear10	7,092
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,859
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,505
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,092
Retail Shares | AllianceBernstein Real Asset Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN REAL ASSET STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return over inflation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs on page 28 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 98 of the Strategies' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	. DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Retirement Shares | AllianceBernstein Bond Inflation Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.51%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.27%
Total Other Expenses	rr_OtherExpensesOverAssets	3.83%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	4.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
After 1 Year	rr_ExpenseExampleYear01	82
After 3 Years	rr_ExpenseExampleYear03	1,050
After 5 Years	rr_ExpenseExampleYear05	2,026
After 10 Years	rr_ExpenseExampleYear10	4,497
Retirement Shares | AllianceBernstein Bond Inflation Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.63%
Total Other Expenses	rr_OtherExpensesOverAssets	4.74%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	5.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.74%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	102
After 3 Years	rr_ExpenseExampleYear03	1,287
After 5 Years	rr_ExpenseExampleYear05	2,455
After 10 Years	rr_ExpenseExampleYear10	5,299
Retirement Shares | AllianceBernstein Bond Inflation Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.56%
Total Other Expenses	rr_OtherExpensesOverAssets	2.78%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	3.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.78%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	823
After 5 Years	rr_ExpenseExampleYear05	1,592
After 10 Years	rr_ExpenseExampleYear10	3,616
Retirement Shares | AllianceBernstein Bond Inflation Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.62%
Total Other Expenses	rr_OtherExpensesOverAssets	4.69%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	5.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
After 1 Year	rr_ExpenseExampleYear01	50
After 3 Years	rr_ExpenseExampleYear03	1,133
After 5 Years	rr_ExpenseExampleYear05	2,212
After 10 Years	rr_ExpenseExampleYear10	4,890
Retirement Shares | AllianceBernstein Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerableto changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Retirement Shares | AllianceBernstein Real Asset Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Transfer Agent	rr_Component1OtherExpensesOverAssets	2.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.50%
Total Other Expenses	rr_OtherExpensesOverAssets	6.63%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	7.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[7]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	107
After 3 Years	rr_ExpenseExampleYear03	1,661
After 5 Years	rr_ExpenseExampleYear05	3,133
After 10 Years	rr_ExpenseExampleYear10	6,482
Retirement Shares | AllianceBernstein Real Asset Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.16%
Total Other Expenses	rr_OtherExpensesOverAssets	7.41%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.41%)	[7]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	1,859
After 5 Years	rr_ExpenseExampleYear05	3,466
After 10 Years	rr_ExpenseExampleYear10	6,997
Retirement Shares | AllianceBernstein Real Asset Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.23%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.16%
Total Other Expenses	rr_OtherExpensesOverAssets	7.39%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.39%)	[7]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	102
After 3 Years	rr_ExpenseExampleYear03	1,788
After 5 Years	rr_ExpenseExampleYear05	3,363
After 10 Years	rr_ExpenseExampleYear10	6,854
Retirement Shares | AllianceBernstein Real Asset Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.16%
Total Other Expenses	rr_OtherExpensesOverAssets	7.36%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.36%)	[7]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	1,715
After 5 Years	rr_ExpenseExampleYear05	3,254
After 10 Years	rr_ExpenseExampleYear10	6,700
Retirement Shares | AllianceBernstein Real Asset Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN REAL ASSET STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return over inflation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	. DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Institutional Shares | AllianceBernstein Bond Inflation Strategy | Class 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.61%
Total Other Expenses	rr_OtherExpensesOverAssets	4.68%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	5.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)	[8]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
After 1 Year	rr_ExpenseExampleYear01	50
After 3 Years	rr_ExpenseExampleYear03	1,131
After 5 Years	rr_ExpenseExampleYear05	2,208
After 10 Years	rr_ExpenseExampleYear10	4,883
Institutional Shares | AllianceBernstein Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples,
affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may also invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Institutional Shares | AllianceBernstein Municipal Bond Inflation Strategy | CLASS 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.08%
Total Other Expenses	rr_OtherExpensesOverAssets	2.11%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
After 1 Year	rr_ExpenseExampleYear01	51
After 3 Years	rr_ExpenseExampleYear03	610
After 5 Years	rr_ExpenseExampleYear05	1,195
After 10 Years	rr_ExpenseExampleYear10	2,786
Institutional Shares | AllianceBernstein Municipal Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN MUNICIPAL BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond ("TOB") transactions. The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Institutional Shares | AllianceBernstein Real Asset Strategy | CLASS 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.23%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.16%
Total Other Expenses	rr_OtherExpensesOverAssets	7.39%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.39%)	[4]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
After 1 Year	rr_ExpenseExampleYear01	77
After 3 Years	rr_ExpenseExampleYear03	1,721
After 5 Years	rr_ExpenseExampleYear05	3,264
After 10 Years	rr_ExpenseExampleYear10	6,716
Institutional Shares | AllianceBernstein Real Asset Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN REAL ASSET STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return over inflation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivative transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivativeS in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	. DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Private Client | AllianceBernstein Bond Inflation Strategy | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.53%
Total Other Expenses	rr_OtherExpensesOverAssets	4.69%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	5.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.71%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
After 1 Year	rr_ExpenseExampleYear01	59
After 3 Years	rr_ExpenseExampleYear03	1,161
After 5 Years	rr_ExpenseExampleYear05	2,256
After 10 Years	rr_ExpenseExampleYear10	4,966
Private Client | AllianceBernstein Bond Inflation Strategy | Class 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Interest Expense	rr_Component3OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.61%
Total Other Expenses	rr_OtherExpensesOverAssets	4.68%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	5.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.69%)	[1]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
After 1 Year	rr_ExpenseExampleYear01	50
After 3 Years	rr_ExpenseExampleYear03	1,131
After 5 Years	rr_ExpenseExampleYear05	2,208
After 10 Years	rr_ExpenseExampleYear10	4,883
Private Client | AllianceBernstein Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return without assuming what the Adviser considers to be undue risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues its objective by investing principally in Treasury Inflation-Protected Securities ("TIPS") directly or by gaining indirect exposure to TIPS through derivatives transactions such as total return swaps linked to TIPS. In deciding whether to take direct or indirect exposure, the Adviser will consider the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Strategy may also invest in other fixed-income investments such as U.S. and non-U.S. government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Strategy invests at least 80% of its net assets in fixed-income securities. While the Strategy expects to invest principally in investment grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one national ratings agency (or deemed by the Adviser to be of comparable credit quality), which are not investment grade ("junk bonds").

Inflation-protected securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers. The Strategy may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.

The Strategy may invest to the extent permitted by applicable law in derivatives, such as options, futures, forwards, or swap agreements. The Strategy intends to use leverage for investment purposes. To do this, the Strategy expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Strategy's investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of reverse repurchase agreements, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings.

The Strategy may also invest in loan participations, structured securities, asset-backed securities, variable, floating, and inverse floating rate instruments, and preferred stock, and may use other investment techniques. The Strategy may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value ofmoney. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Strategy invests principally in inflation-protected securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its net asset value ("NAV") may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Private Client | AllianceBernstein Municipal Bond Inflation Strategy | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.07%
Total Other Expenses	rr_OtherExpensesOverAssets	2.10%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.10%)	[9]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
After 1 Year	rr_ExpenseExampleYear01	61
After 3 Years	rr_ExpenseExampleYear03	638
After 5 Years	rr_ExpenseExampleYear05	1,242
After 10 Years	rr_ExpenseExampleYear10	2,877
Private Client | AllianceBernstein Municipal Bond Inflation Strategy | CLASS 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.08%
Total Other Expenses	rr_OtherExpensesOverAssets	2.11%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[9]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
After 1 Year	rr_ExpenseExampleYear01	51
After 3 Years	rr_ExpenseExampleYear03	610
After 5 Years	rr_ExpenseExampleYear05	1,195
After 10 Years	rr_ExpenseExampleYear10	2,786
Private Client | AllianceBernstein Municipal Bond Inflation Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN MUNICIPAL BOND INFLATION STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real after-tax return for investors subject to federal income taxes, without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks real after-tax return for investors subject to federal income taxes. Real return is the rate of return after adjusting for inflation. The Strategy pursues its objective by investing principally in high-quality, predominantly investment grade, municipal securities that pay interest exempt from federal taxation. As a fundamental policy, the Strategy will invest at least 80% of its net assets in municipal securities. These securities may be subject to the federal alternative minimum tax ("AMT") for some taxpayers.

The Strategy will invest at least 80% of its total assets in fixed-income securities rated A or better or the equivalent by one or more national rating agencies or deemed to be of comparable credit quality by the Adviser. In deciding whether to take direct or indirect exposure, the Strategy may invest up to 20% of its total assets in fixed-income securities rated BB or B or the equivalent by one or more national rating agencies (or deemed to be of comparable credit quality by the Adviser), which are not investment grade ("junk bonds"). If the rating of a fixed-income security falls below investment grade, the Strategy will not be obligated to sell the security and may continue to hold it if, in the Adviser's opinion, the investment is appropriate under the circumstances.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Strategy. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Strategy's other holdings. The Strategy may invest in fixed-income securities with any maturity and duration.

To provide inflation protection, the Strategy will typically enter into inflation swap agreements. The Strategy may use other inflation-protected instruments. Payments to the Strategy pursuant to swap agreements will result in taxable income, either ordinary income or capital gains, rather than income exempt from federal income taxation. It is expected that the Strategy's primary use of derivatives will be for the purpose of inflation protection.

The Strategy may also invest in:

.  forward commitments;

.  zero coupon municipal securities and variable, floating and inverse floating rate municipal securities;

.  certain types of mortgage related securities; and

.  derivatives, such as options, futures, forwards and swaps.

The Strategy may utilize leverage for investment purposes through the use of tender option bond ("TOB") transactions. The Adviser will consider the impact of TOBs, swap agreements and other derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the bond market fluctuates. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  MUNICIPAL MARKET RISK: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Strategy's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Strategy invests more of its assets in a particular state's municipal securities, the Strategy is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Strategy's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities  or durations.

.  INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Strategy's assets can decline as can the value of the Strategy's distributions. This risk is significantly greater for fixed-income securities with longer maturities.

.  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Strategy is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Private Client | AllianceBernstein Real Asset Strategy | CLASS 1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.18%
Total Other Expenses	rr_OtherExpensesOverAssets	7.39%
Total Annual Strategy Operating Expenses	rr_ExpensesOverAssets	8.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.39%)	[10]
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	102
After 3 Years	rr_ExpenseExampleYear03	1,788
After 5 Years	rr_ExpenseExampleYear05	3,363
After 10 Years	rr_ExpenseExampleYear10	6,854
Private Client | AllianceBernstein Real Asset Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN REAL ASSET STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strategy's investment objective is to maximize real return over inflation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE STRATEGY
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swap agreements or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy. The Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets.

The Strategy is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

.  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

.  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

.  INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

.  COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

.  DERIVATIVES RISK: The Strategy's investments in derivatives, such as options, futures and forwards, may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

.  LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

.  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

.  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

.  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

.  SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities. There is no guarantee that the investment objective of the Subsidiary will be achieved.

.  REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

.  DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

.  MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Strategy.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	. DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Strategy because it has not yet been in operation for a full calendar year

[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.
[2]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year.
[3]	For Class C shares, the CDSC is 0% after the first year.
[4]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.
[5]	In some cases, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the Statement of Additional Information, or SAI.
[6]	In some cases, a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Purchase of Shares" in the SAI.
[7]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.
[8]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.
[9]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until January 26, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.
[10]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through March 1, 2012 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement will remain in effect until March 1, 2012 and will continue thereafter from year-to-year unless the Adviser provides notice of termination 60 days prior to the end of the Strategy's fiscal year.